RISK MANAGEMENT - Structural foreign exchange risk - Sensitivity analysis of foreign exchange effect (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($) $ / $	Dec. 31, 2017 COP ($)
Disclosure of Risk Management [Abstract]
Increase in peso value of USD | $ / $	100
Decrease in peso value of USD | $ / $	100
Increase in equity due to change in value of USD	$ (33,579)	$ 9,205
Decrease in equity due to change in value of USD	33,579	(9,205)
Increase in profit before tax due to change in value of USD	(53,300)	15,342
Decrease in profit before tax due to change in value of USD	$ 53,300	$ (15,342)